Cover	Jun. 20, 2024	Jun. 17, 2024
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Jun. 17, 2024
Entity File Number		000-56364
Entity Registrant Name		Charlotte’s Web Holdings, Inc.
Entity Central Index Key		0001750155
Entity Tax Identification Number		98-1508633
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One		700 Tech Court
Entity Address, City or Town		Louisville
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80027
City Area Code		720
Local Phone Number		617-7303
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false